ASSETS HELD FOR SALE	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
ASSETS HELD FOR SALE
2.	DIVESTITURES

On January 3, 2020, the Company sold substantially all of the assets of Oakmont Memorial Park, Oakmont Funeral Home, Redwood Chapel, Inspiration Chapel and Oakmont Crematory located in California pursuant to the terms of an asset sale agreement (the “Oakmont Agreement”) with Carriage Funeral Holdings, Inc. for an aggregate cash purchase price of $33.0 million (the “Oakmont Sale”). The divested assets consisted of one cemetery, one funeral home and certain related assets. The Oakmont Sale resulted in a gain of $24.4 million for the Company, which is included in the accompanying condensed consolidated statement of operations for the three months ended March 31, 2020. Net proceeds from the sale were used to redeem an aggregate $30.3 million principal amount of the Senior Secured Notes.

In March 2020, the Company entered into an asset sale agreement for the sale of substantially all of the assets of the cemetery, funeral establishment and crematory commonly known as Olivet Memorial Park, Olivet Funeral and Cremation Services and Olivet Memorial Park & Crematory (the “Olivet Agreement”) with Cypress Lawn Cemetery Association for a net cash purchase price of $24.3 million, subject to certain adjustments (the “Olivet Sale”). Refer to Note 18 Subsequent Events for details on the closing of this sale in April 2020 and the related redemption of additional principal portions of the Senior Secured Notes. In addition, in March 2020, the Company entered into an asset sale agreement (the “California Agreement”) with certain entities owned by John Yeatman and Guy Saxton to sell substantially all of the Company’s remaining California properties, consisting of five cemeteries, six funeral establishments and four crematories (the “Remaining California Assets”) for a cash purchase price of $7.1 million, subject to certain closing adjustments (the “Remaining California Sale” and together with the Olivet Sale, the “Total California Sale”). The Company anticipates using the first $3.2 million of net proceeds and the remaining 80% of the net proceeds from the Remaining California Sale to redeem additional principal portions of the outstanding Senior Secured Notes.

The following table summarizes the assets and liabilities that have been classified as Assets held for sale on the Company’s unaudited condensed consolidated balance sheets:

	March 31,			December 31,
	2020			2019
	Total California	Other	Total	Oakmont	Other	Total
Assets
Current assets:
Accounts receivable, net of allowance	$1,576	$—	$1,576	$580	$—	$580
Prepaid expenses	—	—	—	34	—	34
Other current assets	163	—	163	35	—	35

Total current assets held for sale	1,739	—	1,739	649	—	649
Long-term accounts receivable, net of allowance	5,102	—	5,102	3,194	—	3,194
Cemetery property	15,439	350	15,789	5,811	350	6,161
Property and equipment, net of accumulated depreciation	8,888	—	8,888	2,762	150	2,912
Merchandise trusts, restricted, at fair value	20,127	—	20,127	6,673	—	6,673
Perpetual care trusts, restricted, at fair value	21,917	—	21,917	2,470	—	2,470
Deferred selling and obtaining costs	2,361	—	2,361	1,388	—	1,388
Other assets	1,927	—	1,927	411	—	411

Total assets held for sale	$77,500	$350	$77,850	$23,358	$500	$23,858

Liabilities
Current liabilities:
Accounts payable and accrued liabilities	$234	$—	$234	$102	$—	$102
Current portion, long-term debt	—	—	—	36	—	36
Other current liabilities	—	—	—	5,000	—	5,000

Total current liabilities held for sale	234	—	234	5,138	—	5,138

Deferred revenues	28,841	—	28,841	12,856	—	12,856
Perpetual care trust corpus	21,917	—	21,917	2,470	—	2,470
Other long-term liabilities	1,445	—	1,445	204	—	204

Total liabilities held for sale	52,437	—	52,437	20,668	—	20,668

Net assets held for sale	$25,063	$350	$25,413	$2,690	$500	$3,190

22.	ASSETS HELD FOR SALE

In October 2019, the Company committed to the Oakmont Sale (defined within) for an aggregate cash purchase price of $33.0 million, which was then consummated in January 2020. As such, the Company classified all assets and liabilities associated with the Oakmont Sale as Assets held for sale on its consolidated balance sheet as of December 31, 2019. The Company also had other immaterial assets and liabilities that met the assets held for sale criteria as of December 31, 2019. The following table summarizes the assets and liabilities that have been classified as Assets held for sale on the Company’s consolidated balance sheets as of December 31, 2019 and 2018:

	December 31,			December 31,
	2019			2018
	Oakmont	Other	Total	Other
Assets
Current assets:
Accounts receivable, net of allowance	$580	$—	$580	$—
Prepaid expenses	34	—	34	—
Other current assets	35	—	35	—

Total current assets held for sale	649	—	649	—
Long-term accounts receivable, net of allowance	3,194	—	3,194	—
Cemetery property	5,811	350	6,161	350
Property and equipment, net of accumulated depreciation	2,762	150	2,912	407
Merchandise trusts, restricted, at fair value	6,673	—	6,673	—
Perpetual care trusts, restricted, at fair value	2,470	—	2,470	—
Deferred selling and obtaining costs	1,388	—	1,388	—
Other assets	411	—	411	—

Total assets held for sale	$23,358	$500	$23,858	$757

Liabilities
Current liabilities:
Accounts payable and accrued liabilities	$102	$—	$102	$—
Current portion, long-term debt	36	—	36	—
Other current liabilities	5,000	—	5,000

Total current liabilities held for sale	5,138	—	5,138	—

Deferred revenues	12,856	—	12,856	—
Perpetual care trust corpus	2,470	—	2,470	—
Other long-term liabilities	204	—	204	—

Total liabilities held for sale	20,668	—	20,668	—

Net assets held for sale	$2,690	$500	$3,190	$757